Related party transactions:	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Related party transactions:
Related party transactions:

Note K — Related Party Transactions

Tauren owns working interests in oil and gas properties in which the Company owns working interests. As of December 31, 2013, the Company owed Tauren $899 and as of June 30, 2013, the Company owed Tauren $44,922 for revenue, miscellaneous capital expenditures and general and administrative expenses paid by Tauren on the Company’s behalf.

In addition, certain oil and gas properties in which the Company owns a working interest were operated by an affiliated company, Fossil Operating, Inc. (“Fossil”), which is owned 100% by Mr. Wallen. As of December 31, 2013 and June 30, 2013, the Company owed Fossil $649,179 and $27,949 respectively, and the Company was owed by Fossil $94,335 and $28,897 respectively, for oil and gas sales.

Note F — Related party transactions:

On December 1, 1997, as renewed and revised on January 1, 2002, the Company entered into a contract with Tauren to provide the necessary technical, administrative and management expertise needed to conduct its business. Tauren also paid various organization costs and consulting fees on behalf of the Company. The monthly amount charged to the Company was based on actual costs of materials and labor hours of Tauren that were used pursuant to the terms of the agreement. The agreement was terminated effective January 1, 2006, except as to the office sharing provisions, which were extended to June 30, 2007 and since continue on a month to month basis. The Company now has 7 full-time employees and one part-time employee and its offices are leased from Tauren. During fiscal 2011, the Company’s only expense under the office sharing arrangement was the lease rent. The offices were leased on a month-to-month basis for an average monthly amount charged to the Company, from July 1, 2010 until December 31, 2010, of $2,229. Effective, January 1, 2011, the Company signed a 2-year lease that charges the Company a monthly fee of $8,000 per month, with an affiliate controlled by Mr. Wallen and the offices are owned by this affiliate. Effective, January 1, 2013, the Company signed a lease extension through September 30, 2013 that charges the Company $8,000 per month. Charges to the Company under the contracts and subsequent arrangements were $96,000, $96,000 and $61,374 for the fiscal years 2013, 2012 and 2011, respectively.

Tauren owned a working interest in the wells in which the Company owns a working interest. As of the end of fiscal 2013 the Company owed $6,166 to Tauren, as of the end of fiscal 2012 Tauren owed the Company $2,730 and the Company owed $14,537 to Tauren for miscellaneous general and administrative expenses and royalties for fiscal 2011. Tauren owed the Company $38,756, $1,551 and $5,127 for royalties paid by a third-party operator for fiscal years 2013, 2012 and 2011, respectively.

In addition, certain of the Company’s working interests are operated by an affiliated company, Fossil Operating, Inc. (“Fossil”), which is owned 100% by the Company’s President and Chief Executive Officer, Calvin A. Wallen III. At the end of fiscal years 2013, 2012 and 2011, the Company owed Fossil $27,949, $56,123 and $43,143, respectively, for drilling costs and lease and operating expenses, and was owed by Fossil $28,897, $22,770 and $80,674, respectively, for oil and gas sales.

In addition, during fiscal 2013, 2012 and 2011, certain wells in which the Company owns a working interest were operated by Fossil.  In consideration for Fossil serving as operator and to satisfy the Company’s working interest obligations related to drilling costs and lease operating expenses, Cubic paid to Fossil an aggregate of $439,874, $493,188 and $1,250,430 during fiscal 2013, 2012 and 2011, respectively; and Fossil paid Cubic an aggregate of $252,532, $344,383 and $131,573 during fiscal 2013, 2012 and 2011, respectively for oil and gas sales.

On November 24, 2009, the Company entered into transactions with Tauren and Langtry Mineral & Development, LLC (“Langtry”), both of which are entities controlled by Calvin A. Wallen III, the Chief Executive Officer of the Company, under which the Company acquired $30,952,810 in pre-paid drilling credits (the “Drilling Credits”) applicable towards the development of its Haynesville Shale rights in Northwest Louisiana. The Company expected to use the Drilling Credits to fund $30,952,810 of its share of the drilling and completion costs for those horizontal Haynesville Shale wells drilled in sections previously operated by an affiliate of the Company, which are now operated by a third party. As a result of the arbitration and settlement with EXCO and BG, the unused Drilling Credits were paid to Cubic, on a dollar for dollar basis.

As consideration for the Drilling Credits, the Company (a) conveyed to Tauren a net overriding royalty interest of approximately 2% in its leasehold rights below the Taylor Sand formation of the Cotton Valley and (b) on March 16, 2010 issued to Langtry 10,350,000 Company common shares and preferred stock with a stated value of $10,350,000, convertible into Company common shares at $1.20 per common share, with a five year conversion term. The preferred stock is entitled to cumulative dividends equal to 8% per annum, payable quarterly, which dividends may be paid in cash or in additional shares of preferred stock, in the Company’s discretion. The preferred stock may be redeemed by the Company at any time, at a redemption price equal to 20% over the original issue price, plus accrued and unpaid dividends. This transaction resulted in a reduction in the Company’s oil and gas properties recorded cost in the amount of $10,252,810.

On December 18, 2009, the Company issued the Wallen Note, which is subordinated to all WFEC indebtedness. The Wallen Note bore interest at the prime rate plus one percent (1%), and originally provided for interest payable monthly. The proceeds of the Wallen Note were used to repay the previous indebtedness of the Company that was payable to a former director. The Wallen Note was cancelled as part of the overall capital refinancing of the Company following June 30, 2013 (see Note L — Subsequent Events).

The Special Committee obtained an opinion from its independent financial advisor with respect to the fairness, from a financial point of view, to the public stockholders of the Company, of such transactions.